OTHER FINANCIAL ASSETS AND LIABILITIES - Schedule of Current and Non-current Other Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other financial assets
Other current financial assets	$ 6,226	$ 3,100
Other financial assets non current	29,930	41,403
Other financial liabilities
Other current financial liabilities	169,605	77,976
Other financial liabilities	90,499	168,163
Grupo ASSA and Pentalog
Other financial liabilities
Indemnification asset	20,777	18,032
Gross amount, at fair value	188,729	112,597
Put option on minority interest of Walmeric
Other financial liabilities
Other current financial liabilities	56,115	26,877
Other financial liabilities	2,512	46,741
Other financial liabilities related to business combinations
Other financial liabilities
Other current financial liabilities	55,555	42,116
Other financial liabilities	87,857	120,724
Share Repurchase Program
Other financial liabilities
Other current financial liabilities	50,000	0
Dividends payable to non-controlling interests
Other financial liabilities
Other current financial liabilities	3,254	0
Equity forward contract
Other financial liabilities
Other current financial liabilities	2,781	710
Other financial liabilities	0	698
Foreign exchange forward contracts
Other financial liabilities
Other current financial liabilities	1,460	7,348
Others
Other financial liabilities
Other current financial liabilities	440	925
Interest rate SWAP
Other financial liabilities
Other financial liabilities	130	0
Convertible notes
Other financial assets
Other current financial assets	1,829	2,154
Other financial assets non current	5,478	8,404
Foreign exchange forward contracts
Other financial assets
Other current financial assets	4,397	901
Equity forward contract
Other financial assets
Other current financial assets	0	45
Other financial assets non current	0	44
Equity instruments
Other financial assets
Other financial assets non current	$ 24,452	$ 32,955